Supplemental Guarantor Financial Information (Condensed Consolidating Statements Of Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Supplemental Guarantor Financial Information [Line Items]
Net sales and operating revenues	$ 844.5	$ 848.6	$ 1,693.5	$ 1,761.9
Cost of products sold	530.7	508.4	1,042.4	1,051.6
Gross profit	313.8	340.2	651.1	710.3
Selling, general and administrative	336.9	337.0	674.8	682.3
Depreciation and amortization	15.5	16.3	32.0	33.5
Impairment of long-lived assets	2.8	1.0	4.2	1.5
Total operating expenses	355.2	354.3	711.0	717.3
Operating (loss) income	(41.4)	(14.1)	(59.9)	(7.0)
Interest income	0.3	0.3	0.7	0.8
Interest expense	(14.1)	(12.9)	(29.1)	(26.0)
Other (loss) income			(0.3)
Loss from continuing operations before income taxes	(55.2)	(26.7)	(88.6)	(32.2)
Income tax (benefit) expense	(1.8)	(10.5)	(0.4)	(11.3)
Loss from continuing operations	(53.4)	(16.2)	(88.2)	(20.9)
Discontinued operations, net of income taxes	0.3	(4.8)	(8.2)	(8.1)
Net income (loss)	(53.1)	(21.0)	(96.4)	(29.0)
Comprehensive (loss) income	(56.7)	(23.9)	(95.7)	(26.3)
RadioShack Corporation [Member]
Supplemental Guarantor Financial Information [Line Items]
Net sales and operating revenues	811.8	933.0	1,696.3	1,911.8
Cost of products sold	522.2	646.9	1,092.7	1,305.3
Gross profit	289.6	286.1	603.6	606.5
Selling, general and administrative	322.3	324.2	649.3	657.6
Depreciation and amortization	14.7	15.8	30.4	32.5
Impairment of long-lived assets	2.8	1.0	4.2	1.5
Total operating expenses	339.8	341.0	683.9	691.6
Operating (loss) income	(50.2)	(54.9)	(80.3)	(85.1)
Interest income			0.3	0.1
Interest expense	(17.9)	(16.8)	(36.7)	(33.7)
Other (loss) income			(0.3)
Loss from continuing operations before income taxes	(68.1)	(71.7)	(117.0)	(118.7)
Income tax (benefit) expense	(4.7)	(29.0)	(6.3)	(45.8)
Equity in earnings of subsidiaries, net of income taxes	10.3	21.7	14.3	43.9
Loss from continuing operations	(53.1)	(21.0)	(96.4)	(29.0)
Net income (loss)	(53.1)	(21.0)	(96.4)	(29.0)
Comprehensive (loss) income	(56.7)	(23.9)	(95.7)	(26.3)
Guarantor Subsidiaries [Member]
Supplemental Guarantor Financial Information [Line Items]
Net sales and operating revenues	624.9	864.8	1,350.7	1,622.4
Cost of products sold	611.1	821.2	1,325.7	1,541.0
Gross profit	13.8	43.6	25.0	81.4
Selling, general and administrative	1.0	1.8	0.5	3.8
Total operating expenses	1.0	1.8	0.5	3.8
Operating (loss) income	12.8	41.8	24.5	77.6
Interest income	2.8	2.8	5.4	5.5
Loss from continuing operations before income taxes	15.6	44.6	29.9	83.1
Income tax (benefit) expense	4.0	19.1	6.6	34.1
Equity in earnings of subsidiaries, net of income taxes	(1.9)	0.6	(1.8)	2.1
Loss from continuing operations	9.7	26.1	21.5	51.1
Discontinued operations, net of income taxes	0.3	(4.8)	(8.2)	(8.1)
Net income (loss)	10.0	21.3	13.3	43.0
Comprehensive (loss) income	6.4	18.2	14.1	45.5
Non-Guarantor Subsidiaries [Member]
Supplemental Guarantor Financial Information [Line Items]
Net sales and operating revenues	31.0	27.9	65.7	59.3
Cost of products sold	20.6	17.4	43.2	36.9
Gross profit	10.4	10.5	22.5	22.4
Selling, general and administrative	13.6	11.0	25.0	20.9
Depreciation and amortization	0.8	0.5	1.6	1.0
Total operating expenses	14.4	11.5	26.6	21.9
Operating (loss) income	(4.0)	(1.0)	(4.1)	0.5
Interest income	1.5	1.4	2.9	2.9
Interest expense	(0.2)		(0.3)
Loss from continuing operations before income taxes	(2.7)	0.4	(1.5)	3.4
Income tax (benefit) expense	(1.1)	(0.6)	(0.7)	0.4
Loss from continuing operations	(1.6)	1.0	(0.8)	3.0
Net income (loss)	(1.6)	1.0	(0.8)	3.0
Comprehensive (loss) income	(5.1)	(2.2)	(0.1)	5.4
Eliminations [Member]
Supplemental Guarantor Financial Information [Line Items]
Net sales and operating revenues	(623.2)	(977.1)	(1,419.2)	(1,831.6)
Cost of products sold	(623.2)	(977.1)	(1,419.2)	(1,831.6)
Interest income	(4.0)	(3.9)	(7.9)	(7.7)
Interest expense	4.0	3.9	7.9	7.7
Equity in earnings of subsidiaries, net of income taxes	(8.4)	(22.3)	(12.5)	(46.0)
Loss from continuing operations	(8.4)	(22.3)	(12.5)	(46.0)
Net income (loss)	(8.4)	(22.3)	(12.5)	(46.0)
Comprehensive (loss) income	$ (1.3)	$ (16.0)	$ (14.0)	$ (50.9)